Portfolio of Investments – as of September 30, 2025 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 3.2%
5,085	Axon Enterprise, Inc.(a)	$3,649,199
54,100	Hexcel Corp.	3,392,070
		7,041,269
	Banks — 8.2%
48,400	Comerica, Inc.	3,316,368
88,000	Western Alliance Bancorp	7,631,360
128,115	Zions Bancorp NA	7,248,747
		18,196,475
	Building Products — 5.2%
13,200	Allegion PLC	2,341,020
10,690	Builders FirstSource, Inc.(a)	1,296,163
63,370	Masco Corp.	4,460,614
65,605	Trex Co., Inc.(a)	3,389,810
		11,487,607
	Capital Markets — 6.5%
12,025	ARES Management Corp., Class A	1,922,677
303,795	Blue Owl Capital, Inc.	5,143,249
39,315	Nasdaq, Inc.	3,477,412
27,630	Robinhood Markets, Inc., Class A(a)	3,956,064
		14,499,402
	Commercial Services & Supplies — 2.9%
28,320	Republic Services, Inc.	6,498,874
	Communications Equipment — 1.4%
20,810	Ciena Corp.(a)	3,031,393
	Construction & Engineering — 2.8%
41,175	Arcosa, Inc.	3,858,509
6,040	Valmont Industries, Inc.	2,341,889
		6,200,398
	Construction Materials — 2.1%
15,175	Vulcan Materials Co.	4,668,133
	Consumer Finance — 1.7%
53,310	Synchrony Financial	3,787,676
	Consumer Staples Distribution & Retail — 4.1%
60,890	BJ's Wholesale Club Holdings, Inc.(a)	5,677,992
33,440	Performance Food Group Co.(a)	3,479,098
		9,157,090
	Electric Utilities — 4.9%
75,850	Alliant Energy Corp.	5,113,048
74,835	Evergy, Inc.	5,688,957
		10,802,005
	Electrical Equipment — 7.8%
14,495	AMETEK, Inc.	2,725,060
3,480	GE Vernova, Inc.	2,139,852
19,135	Hubbell, Inc.	8,233,982
7,495	Rockwell Automation, Inc.	2,619,727
11,105	Vertiv Holdings Co., Class A	1,675,300
		17,393,921
	Electronic Equipment, Instruments & Components — 3.8%
58,915	Coherent Corp.(a)	6,346,324
5,780	Fabrinet(a)	2,107,503
		8,453,827
	Energy Equipment & Services — 0.9%
49,175	TechnipFMC PLC	1,939,954
	Ground Transportation — 1.0%
17,130	XPO, Inc.(a)	2,214,395
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.1%
42,060	Carnival Corp.(a)	$1,215,955
3,595	Royal Caribbean Cruises Ltd.	1,163,270
		2,379,225
	Household Durables — 4.2%
17,130	DR Horton, Inc.	2,903,021
25,660	SharkNinja, Inc.(a)	2,646,829
27,960	Toll Brothers, Inc.	3,862,394
		9,412,244
	Independent Power & Renewable Electricity Producers — 1.3%
4,350	Talen Energy Corp.(a)	1,850,403
5,470	Vistra Corp.	1,071,682
		2,922,085
	Insurance — 1.0%
34,165	First American Financial Corp.	2,194,760
	Life Sciences Tools & Services — 1.1%
19,060	Agilent Technologies, Inc.	2,446,351
	Machinery — 8.5%
15,465	Crane Co.	2,847,725
69,340	Flowserve Corp.	3,684,728
80,915	Helios Technologies, Inc.	4,218,099
19,950	Lincoln Electric Holdings, Inc.	4,704,808
4,485	Parker-Hannifin Corp.	3,400,303
		18,855,663
	Metals & Mining — 1.6%
26,540	Nucor Corp.	3,594,312
	Multi-Utilities — 4.6%
67,695	CMS Energy Corp.	4,959,336
45,040	WEC Energy Group, Inc.	5,161,133
		10,120,469
	Professional Services — 1.0%
25,285	SS&C Technologies Holdings, Inc.	2,244,297
	Real Estate Management & Development — 2.0%
274,495	Cushman & Wakefield PLC(a)	4,369,960
	Semiconductors & Semiconductor Equipment — 4.9%
49,165	Marvell Technology, Inc.	4,133,302
7,275	Monolithic Power Systems, Inc.	6,697,656
		10,830,958
	Specialty Retail — 6.6%
125,375	American Eagle Outfitters, Inc.	2,145,166
572	AutoZone, Inc.(a)	2,454,018
23,035	Burlington Stores, Inc.(a)	5,862,407
58,280	Floor & Decor Holdings, Inc., Class A(a)	4,295,236
		14,756,827
	Textiles, Apparel & Luxury Goods — 1.5%
39,675	PVH Corp.	3,323,575
	Trading Companies & Distributors — 3.1%
50,335	Herc Holdings, Inc.	5,872,081
5,240	WESCO International, Inc.	1,108,260
		6,980,341
	Total Common Stocks (Identified Cost $181,041,654)	219,803,486

Principal Amount	Description	Value (†)
Short-Term Investments — 1.3%
$2,887,377
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 9/30/2025 at 2.650% to
be repurchased at $2,887,589 on 10/01/2025
 collateralized by $2,910,900 U.S. Treasury Note,
3.625% due 5/31/2028 valued at $2,945,203 including
accrued interest(b)
(Identified Cost $2,887,377)
		$2,887,377
	Total Investments — 100.3% (Identified Cost $183,929,031)	222,690,863
	Other assets less liabilities — (0.3)%	(620,670)
	Net Assets — 100.0%	$222,070,193

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$219,803,486	$ —	$ —	$219,803,486
Short-Term Investments	—	2,887,377	—	2,887,377
Total Investments	$219,803,486	$2,887,377	$—	$222,690,863

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.